Note 5 - Accounts Receivable	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Accounts Receivable [Text Block]
5.	ACCOUNTS RECEIVABLE

	December 31,
	2014	2015

Accounts receivable-margin clients	$1,698,861	$4,367,417
Less: Allowance for doubtful accounts	-	-
Accounts receivable- margin clients, net	$1,698,861	$4,367,417
Accounts receivable-others	12,928,570	12,048,306
Less: Allowance for doubtful accounts	(43,077)	(40,592)
Accounts receivable-others, net	$12,885,493	$12,007,714

Accounts receivable- margin clients represent the receivables derived in the Hong Kong brokerage service in iSTAR Securities, which is pledged by the customer's purchased securities.

Accounts receivable-others represent the receivables derived in commodities brokerage business and other ordinary business without any collateral or other security from its customers.